UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Net loss for the period	€ (48,414)	€ (38,771)	€ (100,784)	€ (81,638)
Items that will not be reclassified to profit or loss	(4)	57	36	66
Actuarial gains and losses on retirement benefit obligations	(4)	57	36	66
Items that are or may be reclassified subsequently to profit or loss	348	(43)	559	(80)
Foreign currency translation differences	348	(43)	559	(80)
Other comprehensive income (loss)	344	14	594	(14)
Total comprehensive income (loss) for the period	€ (48,070)	€ (38,756)	€ (100,189)	€ (81,652)